Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 21 - Subsequent Events

On January 31, 2025, the Company completed the acquisition of End 2 End Technologies, LLC (“End 2 End”) a U.S. systems integration and software development company that serves Private Networks, primarily in the Energy and Utilities markets. The total consideration paid at closing was approximately $8.5 million, subject to customary post-closing adjustments. In addition, the transaction includes a contingent consideration (earnout) of up to $4.3 million, subject to achieving certain financial goals primarily in 2025 and paid mostly in 2026.

The Company is in the process of performing the Purchase Price Allocation (PPA) in accordance with ASC 805, which includes the identification and valuation of acquired assets, liabilities, and any potential goodwill or intangible assets. The final allocation of the purchase price, including the fair value assessment of the contingent consideration, will be disclosed in a future reporting period once the evaluation is complete.